EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of employee benefit plans [Line Items]
Disclosure of detailed information about post-employment benefit plans [Text Block]
The following table shows liabilities relating to post-employment benefit plans:

Post-employment and long-term benefit plans	December 31, 2017	December 31, 2016
In millions of COP
Defined benefit pension plan	131,589	129,931
Severance obligation	38,041	51,289
Retirement Pension Premium Plan and Senior Management Pension Plan Premium	119,526	105,158
Other long term benefits	408,245	364,424
Post-employment and long-term benefit plans	697,401	650,802

Disclosure of defined benefit plans [text block]
Short-term employment benefit plans recognized in the statement of financial position in the line “other liabilities” consist of the following:

Other employment benefit plans	Diecember 31, 2017	December 31, 2016
In millions of COP
Current severance obligation(1)	106,334	104,352
Other bonuses and short-term benefits	336,285	336,018
Other employment benefit plans	442,619	440,370

(1)	See severance obligation

Disclosure of detailed information about periodic net cost of plans previously mentioned and charges credits recognized in consolidated statement of income [Text Block]
The components of the periodic net cost of the plans previously mentioned and the total of charges (credits) recognized in the consolidated statement of income are as follows:

Banistmo asset plan	December 31, 2017	December 31, 2016
In millions of COP
Employee pension plan	4,765	5,565
Total	4,765	5,565

Disclosure of detailed information about change in plan assets [Text Block]
The following table details the change in plan assets:

	2017	2016
In millions of COP
Fair value of assets as of January 1	5,565	6,087
Interest income on plan assets	123	209
Return on plan assets greater/(less) than discount rate	(58)	130
Benefits paid	(825)	(584)
Foreign currency translation effect	(40)	(277)
Fair value assets as of December 31	4,765	5,565

Disclosure of detailed information about expense recognized in Salaries and employee benefits [Text Block]
The expense recognized in the line “Salaries and employee benefits” of the consolidated statement of income for defined contribution plans, for current severance regimen and pension benefits, is as follows:

Defined contribution plans	2017	2016
In millions of COP
Pension	171,713	159,525
Current severance regimen	79,246	74,816
Total	250,959	234,341

Disclosure of additional information about defined benefit plans [text block]
The economic assumptions used in the determination of the present value of the defined benefit plans, in nominal terms, are as follows:

Colombia

Main projected assumptions	December 31, 2017	December 31, 2016
Discount rate	6.60%	6.90%
Rate of wage increase	7.00%	9.00%
Projected inflation	4.00%	6.50%

Bancolombia Panama

Main projected assumptions	December 31, 2017	December 31, 2016
Discount rate	3.00%	3.10%
Rate of wage increase	3.00%	3.00%
Projected inflation	2.00%	2.00%

Banistmo

Main projected assumptions	December 31, 2017	December 31, 2016
Discount rate	3.00%	3.10%
Expected long-term rate of return on plan assets	2.10%	6.00%
Rate of wage increase	3.00%	3.00%

El Salvador

Main projected assumptions	December 31, 2017	December 31, 2016
Discount rate	3.60%	5.10%
Rate of wage increase	2.50%	3.00%
Projected inflation	1.50%	2.00%

Guatemala

Main projected assumptions	December 31, 2017	December 31, 2016
Discount rate	8.20%	8.20%
Rate of wage increase	5.00%	5.03%
Projected inflation	4.00%	4.00%

Disclosure of information about maturity profile of defined benefit obligation [text block]
The payments of benefits, which reflect future service rendered, are considered to be paid as follows:

Years	Pension Benefits	Other benefits
In millions of COP
2018	12,604	58,550
2019	12,672	55,384
2020	12,698	55,847
2021	12,649	65,396
2022	12,507	72,098
2023 to 2027	58,148	357,577

Bancolombia [Member] | Pension plan premium [Member]
Disclosure of employee benefit plans [Line Items]
Disclosure of sensitivity analysis for actuarial assumptions [text block]
Pension Plan Banistmo

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	3.50%	0.50% increase	(269)
Discount rate	2.50%	0.50% decrease	357
Mortality Table	RP-2000	One year increase in life expectancy	207

Pension plan [member]
Disclosure of employee benefit plans [Line Items]
Disclosure of defined benefit plans [text block]
Unfunded defined benefit pension plan of the Parent Company	2017	2016
In millions of COP
Present value of the obligation as of January 1	123,282	120,543
Interest cost	8,117	8,998
Benefits paid	(11,553)	(11,114)
Net actuarial (gain) / loss due to changes in demographic assumptions	2,216	514
Net actuarial (gain) / loss due to plan experience	3,418	4,341
Defined obligation, unfunded as of December 31	125,480	123,282

Funded defined benefit pension plan of Banistmo	2017	2016
In millions of COP
Present value of the obligation as of January 1	6,649	6,688
Interest cost	198	230
Actuarial (gain)/loss - experience	68	446
Actuarial (gain)/loss - financial assumptions	61	190
Benefits paid from plan assets	(825)	(584)
Foreign currency translation effect	(42)	(321)
Defined obligation, unfunded as of December 31	6,109	6,649

Pension plan [member] | Bancolombia [Member]
Disclosure of employee benefit plans [Line Items]
Disclosure of sensitivity analysis for actuarial assumptions [text block]
Pension plan Bancolombia

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	7.10%	0.50% increase	(4,542)
Discount rate	6.10%	0.50% decrease	4,864
Salary increases	3.90%	0.50% increase	5,280
Salary increases	2.90%	0.50% decrease	(4,964)
Mortality Table	RV-08 ("Valid Rentiers”")	One year increase in life expectancy	5,085

Severance obligation [member]
Disclosure of employee benefit plans [Line Items]
Disclosure of defined benefit plans [text block]
The balances recognized in the statement of financial position are listed below:

Defined benefit severance obligation plan	2017	2016
In millions of COP
Present value of the obligation as of January 1	51,289	52,209
Current cost of service	2,562	2,144
Interest cost	3,419	4,020
Benefits paid	(11,298)	(10,233)
Net actuarial (gain) / loss due to assumption changes and plan experience	(7,931)	3,149
Defined obligation, unfunded as of December 31	38,041	51,289
Current severance regimen	106,334	104,352
Total	144,375	155,641

Severance obligation [member] | Bancolombia [Member]
Disclosure of employee benefit plans [Line Items]
Disclosure of sensitivity analysis for actuarial assumptions [text block]
Severance obligation

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	7.10%	0.50% increase	(980)
Discount rate	6.10%	0.50% decrease	1,023
Salary increases	6.40%	0.50% increase	2,228
Salary increases	5.40%	0.50% decrease	(2,156)

Retirement and senior management pension plan [member]
Disclosure of employee benefit plans [Line Items]
Disclosure of defined benefit plans [text block]
The annual change of the present value of the obligations of defined benefit plans is as follows:

Retirement Pension Premium Plan and Senior Management Pension Plan Premium	2017	2016
In millions of COP
Present value of the obligation as of January 1	105,158	95,331
Current service cost	7,294	10,597
Interest cost	6,881	7,211
Benefits paid	(1,224)	(14,933)
First time application effect of IAS 19 to new defined benefit obligation of Transportempo at December 31, 2017(1)	237	-
Net actuarial (gain) / loss due to assumption changes and plan experience	1,195	7,093
Foreign currency translation effect	(15)	(141)
Defined obligation, unfunded as of December 31	119,526	105,158

(1)
Pursuant to a private agreement reached between Transportempo and its employees, the Bank’s subsidiary has decided to recognize a new employee benefit plan based on the employees’ seniority and their current salary at the moment when the service is vested.

Retirement and senior management pension plan [member] | Bancolombia [Member]
Disclosure of employee benefit plans [Line Items]
Disclosure of sensitivity analysis for actuarial assumptions [text block]
Senior Management Pension Plan Premium

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	7.10%	0.50% increase	(987)
Discount rate	6.10%	0.50% decrease	1,040
Salary increases	6.40%	0.50% increase	1,331
Salary increases	5.40%	0.50% decrease	(1,246)

Senior Management Pension Plan Premium [Member] | Bancolombia [Member]
Disclosure of employee benefit plans [Line Items]
Disclosure of sensitivity analysis for actuarial assumptions [text block]
Retirement Pension Premium Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	7.10%	0.50% increase	(4,854)
Discount rate	6.10%	0.50% decrease	5,348
Salary increases	6.40%	0.50% increase	5,390
Salary increases	5.40%	0.50% decrease	(4,935)

Other long term benefits [Member]
Disclosure of employee benefit plans [Line Items]
Disclosure of defined benefit plans [text block]
In addition to legal benefits and the aforementioned post-employment benefits, the Bank grants to its employees other benefits based on the employees’ seniority. For the periods ended December 31, 2017 and December 31, 2016, the reconciliation of the other long term benefits is set below:

Other long term benefits	2017	2016
In millions of COP
Present value of the obligation as of January 1	364,424	271,651
Current service cost	37,433	29,190
Interest cost	26,329	18,940
Benefits paid	(38,671)	(39,092)
Unfunded benefit obligation assumed for GAH at December 31, 2017 (1)	340	-
First time application effect of IAS 19 to new defined benefit obligation of Renting at December 31, 2017(2)	614	-
Net actuarial (gain) / loss due to assumption changes and plan experience	16,893	84,247(3)
Foreign currency translation effect	883	(512)
Defined obligation, unfunded as of December 31	408,245	364,424

(1)	Former employees have been incorporated again in the Company’s payroll due to the private agreement reached between Comamesa (a Guatemalan subsidiary of GAH) and Serviva (security supplier).
(2)
Pursuant to a private agreement reached between Renting and its employees, the Bank’s subsidiary has decided to recognize a new employee benefit plan based on the employees’ seniority and their current salary at the moment when the service is vested.

(3)
As a result of the acquisition of control of Grupo Agromercantil Holding in 2015, the Bank assumed the obligations related to the termination indemnity plan of Banco Agromercantil de Guatemala, Consejería, Mantenimiento y Mensajería, Seguros Agromercantil (subsidiaries of Grupo Agromercantil Holding).

Other long term benefits [Member] | Colombia [Member]
Disclosure of employee benefit plans [Line Items]
Disclosure of sensitivity analysis for actuarial assumptions [text block]
Colombia

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	7.10%	0.50% increase	(11,179)
Discount rate	6.10%	0.50% decrease	11,938
Salary increases	6.40%	0.50% increase	11,961
Salary increases	5.40%	0.50% decrease	(11,303)

Other long term benefits [Member] | El Salvador [Member]
Disclosure of employee benefit plans [Line Items]
Disclosure of sensitivity analysis for actuarial assumptions [text block]
El Salvador

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	4.10%	0.50% increase	(661)
Discount rate	3.10%	0.50% decrease	720
Salary increases	3.00%	0.50% increase	121
Salary increases	2.00%	0.50% decrease	(157)

Other long term benefits [Member] | Guatemala [Member]
Disclosure of employee benefit plans [Line Items]
Disclosure of sensitivity analysis for actuarial assumptions [text block]
Guatemala

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	8.70%	0.50% increase	(1,775)
Discount rate	7.70%	0.50% decrease	2,011
Salary increases	5.50%	0.50% increase	1,398
Salary increases	4.50%	0.50% decrease	(1,267)
Mortality Table	RP-2000 (M&F)	One year increase in life expectancy	593